Basis of preparation	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
The condensed consolidated interim financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. The group prepares condensed consolidated interim financial statements for the six months ended 30 June and 31 December, and annual financial statements for the year ended 31 December. The group’s accounting policies used in the preparation of these condensed consolidated interim financial statements are consistent with those used in the annual financial statements for the year ended 31 December 2022.

The condensed consolidated interim financial statements of AngloGold Ashanti Limited (“AngloGold Ashanti” or the “Company”) have been prepared in compliance with the framework concepts and the measurement and recognition requirements of the International Financial Reporting Standard (“IFRS”), IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”), the South African Institute of Chartered Accountants (“SAICA”) Financial Reporting Guides as issued by the Accounting Practices Committee, the Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, the JSE Listings Requirements and in the manner required by the South African Companies Act, No. 71 of 2008 for the preparation of financial information of the group for the six months ended 30 June 2023. These condensed consolidated interim financial statements should be read in conjunction with the Company’s restated audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2022.
1.1    Restatements

Prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine and other restatements

Please refer to the section “Explanatory Note” included at the beginning of this Amended Half-Year 2023 Form 6-K for a discussion of the non-reliance on and restatement of previously issued financial statements.

With regard to the previously reported results in the Original Half-Year 2023 Form 6-K, the group concluded that these results contained an error in the calculation related to the reported amount of the net deferred tax asset with regard to the Obuasi mine. Additionally, the group also identified other errors which were not considered material to the previously issued financial statements as of and for each of the six-month periods ended 30 June 2023 and 2022 and the financial year ended 31 December 2022.

The group evaluated the effect of these prior period errors and determined that it needed to restate its unaudited condensed consolidated interim financial statements as of and for each of the six-month periods ended 30 June 2023 and 2022 and its audited consolidated financial statements as of and for the financial year ended 31 December 2022. These restatements are in all cases in accordance with IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’. The aggregate restatement due to the error related to the reported amount of the net deferred tax asset with regard to the Obuasi mine resulted in a reduction in profit for the six-month period ended 30 June 2023 by $79m, no change in profit for the six-month period ended 30 June 2022 and a reduction in profit for the financial year ended 31 December 2022 by $49m. The restatement due to the other immaterial errors which were also corrected resulted in a reduction in profit for the six-month period ended 30 June 2023 by $1m, an increase in profit for the six-month period ended 30 June 2022 by $3m and a reduction in profit for the financial year ended 31 December 2022 by $16m. The restatements had no impact on the group’s debt, the financial maintenance covenants in its credit facilities or its statement of cash flows.

The other errors which were corrected related to the following:
a.Kibali - Equity-accounted losses adjustment;
b.Geita - Foreign exchange adjustment on VAT receivable reclassified;
c.Rand Refinery - Derivative fair value adjustment reclassified;
d.Mineração Serra Grande - Impairment adjustment recorded;
e.Siguiri - Deferred stripping adjustment recorded;
f.Group - Reclassification of environmental rehabilitation provisions from non-current provisions to current provisions;
g.Group - Reclassification of lease liabilities from current liabilities to non-current liabilities; and
h.Group - Reclassification of short-term provisions from trade and other payables to environmental rehabilitation and other provisions.

The impact of the above restatements on each financial statement line item is presented below.

		June 2023
US dollar millions	Ref	As reported on 30 June 2023	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 30 June 2023

Income statement
Other (expenses) income	e	(58)	—	(10)	(68)
Share of associates and joint ventures' profit (loss)	a	75	—	9	84
Profit (loss) before taxation	a,e	77	—	(1)	76
Taxation		(32)	(79)	—	(111)
Profit (loss) for the period	a,e	45	(79)	(1)	(35)

Attributable to:
Equity shareholders		40	(79)	—	(39)
Non-controlling interests	e	5		(1)	4

Basic earnings per ordinary share (US cents)		10	(19)	—	(9)
Diluted earnings per ordinary share (US cents)		10	(19)	—	(9)

Headline earnings		140	(79)	—	61
Basic headline earnings per ordinary share (US cents)		33	(19)	—	14
Diluted headline earnings per ordinary share (US cents)		33	(19)	—	14

Statement of comprehensive income
Total comprehensive income for the period, net of tax	a,e	24	(79)	(1)	(56)

Statement of financial position
Tangible assets	d	4,277	—	(11)	4,266
Deferred taxation		146	(105)	—	41
Non-current assets	d	6,081	(105)	(11)	5,965

Deferred taxation		318	23	—	341
Non-current liabilities		3,007	23	—	3,030

Trade and other payables	h	672	—	(31)	641
Environmental rehabilitation and other provisions	h	72	—	31	103
Current liabilities		857	—	—	857

Statement of changes in equity
(Accumulated losses ) retained earnings	d,e	(1,798)	(128)	(10)	(1,936)
Foreign currency translation reserve	c	(1,459)	—	(1)	(1,460)
Shareholders' equity	c,d,e	4,048	(128)	(11)	3,909
Total equity	c,d,e	4,081	(128)	(11)	3,942

Rounding of figures may result in computational discrepancies.

		June 2022
US dollar millions	Ref	As reported on 30 June 2022	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 30 June 2022

Income statement
Cost of sales	e	(1,592)	—	(3)	(1,595)
Gross profit (loss)	e	563	—	(3)	560
Share of associates and joint ventures' profit (loss)	a	72	—	6	78
Profit (loss) before taxation	a,e	407	—	3	410
Profit (loss) for the period	a,e	313	—	3	316

Attributable to:
Equity shareholders	a,e	298	—	4	302
Non-controlling interests		15	—	(1)	14

Basic earnings per ordinary share (US cents)	a	71	—	1	72
Diluted earnings per ordinary share (US cents)	a	71	—	1	72

Headline earnings	a,e	300	—	4	304
Basic headline earnings per ordinary share (US cents)	a	71	—	1	72
Diluted headline earnings per ordinary share (US cents)	a	71	—	1	72

Statement of comprehensive income
Total comprehensive income for the period, net of tax	a,e	271	—	3	274

Statement of financial position
Tangible assets	e	4,081	—	12	4,093
Investments in associates and joint ventures	c	1,162	—	2	1,164
Deferred taxation	e	29	—	(1)	28
Non-current assets	c,e	5,864	—	13	5,877

Trade, other receivables and other assets	b	335	—	(2)	333
Current assets	b	2,355	—	(2)	2,353

Environmental rehabilitation and other provisions	f	671	—	(29)	642
Deferred taxation	e	322	—	1	323
Non-current liabilities	e,f	3,165	—	(28)	3,137

Trade and other payables	h	637	—	(42)	595
Environmental rehabilitation and other provisions	f,h	—	—	71	71
Current liabilities	f	781	—	29	810

Statement of changes in equity
(Accumulated losses) retained earnings	b,c,e	(1,599)	—	8	(1,591)
Shareholders' equity	b,c,e	4,243	—	8	4,251
Non-controlling interests	e	30	—	2	32
Total equity	b,c,e	4,273	—	10	4,283

Rounding of figures may result in computational discrepancies.

		2022
US dollar millions	Ref	As reported on 31 December 2022	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 31 December 2022

Income statement
Cost of sales	e	(3,362)	—	(4)	(3,366)
Gross profit (loss)	e	1,133	—	(4)	1,129
Impairment, derecognition of assets and profit (loss) on disposal	d	(304)	—	(11)	(315)
Foreign exchange and fair value adjustments	b	(128)	—	3	(125)
Share of associates and joint ventures' profit (loss)	a,c	166	—	(5)	161
Profit (loss) before taxation	a,b,c,d,e	489	—	(17)	472
Taxation	b,d	(173)	(49)	1	(221)
Profit (loss) for the year	a,b,c,d,e	316	(49)	(16)	251

Attributable to:
Equity shareholders	a,b,c,d,e	297	(49)	(15)	233
Non-controlling interests	e	19	—	(1)	18

Basic earnings per ordinary share (US cents)		71	(12)	(4)	55
Diluted earnings per ordinary share (US cents)		71	(12)	(4)	55

Headline earnings	a,b,c,e	544	(49)	(6)	489
Basic headline earnings per ordinary share (US cents)		129	(12)	(1)	116
Diluted headline earnings per ordinary share (US cents)		129	(12)	(1)	116

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,d,e	242	(49)	(17)	176

Statement of financial position
Tangible assets	d,e	4,209	—	(1)	4,208
Investments in associates and joint ventures	a,c	1,100	—	(9)	1,091
Deferred taxation		72	(49)	—	23
Non-current assets	a,c,d,e	5,927	(49)	(10)	5,868

Lease liabilities	g	102	—	13	115
Environmental rehabilitation and other provisions	f	634	—	(38)	596
Non-current liabilities	f,g	3,079	—	(25)	3,054

Lease liabilities	g	84	—	(13)	71
Trade and other payables	h	710	—	(43)	667
Environmental rehabilitation and other provisions	f,h	—	—	81	81
Current liabilities	f,g	859	—	25	884

Statement of changes in equity
(Accumulated losses) retained earnings	a,b,c,d,e	(1,715)	(49)	(10)	(1,774)
Foreign currency translation reserve	c	(1,440)	—	(1)	(1,441)
Shareholders' equity	a,b,c,d,e	4,100	(49)	(11)	4,040
Non-controlling interests	e	34	—	1	35
Total equity	a,b,c,d,e	4,134	(49)	(10)	4,075

Rounding of figures may result in computational discrepancies.